Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 33.21%
FHLMC	4.00%	11-1-2053	$2,711,652	$2,486,011
FHLMC	5.00	3-1-2040	1,944,894	1,946,160
FHLMC	5.00	1-1-2055	2,917,526	2,825,875
FNMA	2.00	8-1-2051	906,132	708,148
FNMA	2.00	2-1-2052	7,388,518	5,756,428
FNMA	2.50	2-1-2051	7,338,695	6,010,865
FNMA	2.50	4-1-2052	1,190,664	985,997
FNMA	3.00	6-1-2052	4,039,984	3,440,102
FNMA	3.50	9-1-2052	3,317,708	2,943,435
FNMA	3.50	10-1-2054	405,940	360,050
FNMA	4.00	9-1-2052	252,054	231,676
FNMA	4.50	5-1-2053	3,645,613	3,444,284
FNMA	4.50	11-1-2054	507,301	478,711
FNMA	5.00	12-1-2054	368,652	357,000
FNMA	5.50	12-1-2054	721,989	714,978
FNMA	5.50	1-1-2055	3,625,195	3,589,991
FNMA	5.50	3-1-2055	4,998,339	4,949,791
FNMA%%	6.00	6-15-2054	1,600,000	1,615,618
FNMA	6.00	8-1-2054	235,192	237,589
FNMA	6.00	5-1-2055	3,363,696	3,397,968
FNMA%%	6.50	6-15-2054	3,305,000	3,393,461
GNMA%%	2.00	6-15-2054	830,000	666,549
GNMA	2.50	4-20-2051	423,784	355,201
GNMA	2.50	9-20-2051	3,054,417	2,560,111
GNMA	3.00	8-20-2051	1,680,570	1,465,043
GNMA	3.00	12-20-2051	268,255	233,852
GNMA	3.50	10-20-2054	922,991	821,556
GNMA	3.50	12-20-2054	272,124	242,217
GNMA	4.50	11-20-2054	128,254	121,063
GNMA	4.50	2-20-2055	1,128,207	1,064,937
GNMA	5.00	12-20-2054	5,410,356	5,251,746
GNMA%%	5.50	6-15-2054	4,125,000	4,095,190
GNMA	6.00	8-20-2054	1,307,928	1,322,512
GNMA	6.00	9-20-2054	1,400,484	1,415,225
GNMA%%	6.50	6-15-2054	1,050,000	1,072,097
GNMA	6.50	8-20-2054	817,603	835,435
TVA	5.25	2-1-2055	410,000	388,648
Total agency securities (Cost $72,105,769)				71,785,520
Asset-backed securities: 9.81%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	152,625
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,010,658
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	1,000,000	1,000,160
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	625,000	630,022
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	8,615	8,606
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	973,538
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40%	2-15-2030	$1,000,000	$1,017,380
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	260,000	257,544
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	967,834	990,960
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	921,776	927,332
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	199,000	204,906
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	72,558	72,980
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	222,542
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,226,678
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,000,000	957,819
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	191,500	183,513
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	997,500	1,006,272
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.47	8-17-2042	1,000,000	989,369
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.24	10-16-2036	100,000	97,396
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	500,000	500,234
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	24,388	24,395
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	1,000,000	1,022,509
PFS Financing Corp. Series 2022-D Class A144A	4.27	8-15-2027	1,200,000	1,198,912
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	982,351
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	175,746	180,830
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	997,500	976,620
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	169,283	156,040
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	626,334	518,512
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,007,800
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	995,000	977,925
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	201,945
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	97,521	97,590
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	221,949
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	1,005,330
Ziply Fiber Issuer LLC Series 2024-1A Class B144A	7.81	4-20-2054	200,000	207,237
Total asset-backed securities (Cost $21,152,094)				21,210,479
Corporate bonds and notes: 18.28%
Basic materials: 0.37%
Chemicals: 0.25%
Celanese U.S. Holdings LLC	6.63	7-15-2032	15,000	15,351
LYB International Finance III LLC	5.50	3-1-2034	90,000	87,795
LYB International Finance III LLC	6.15	5-15-2035	165,000	167,563
Syensqo Finance America LLC144A	5.85	6-4-2034	265,000	269,276
				539,985
See accompanying notes to portfolio of investments
2 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	4.88%	3-1-2031	$35,000	$28,599
Nucor Corp.	5.10	6-1-2035	155,000	152,136
				180,735
Mining: 0.04%
Glencore Funding LLC144A	3.38	9-23-2051	90,000	57,515
Kaiser Aluminum Corp.144A	4.63	3-1-2028	18,000	17,494
				75,009
Communications: 1.28%
Advertising: 0.02%
Lamar Media Corp.	4.00	2-15-2030	30,000	28,273
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	15,000	15,841
				44,114
Internet: 0.19%
Match Group Holdings II LLC144A	4.13	8-1-2030	55,000	50,760
MercadoLibre, Inc.	3.13	1-14-2031	400,000	356,022
				406,782
Media: 0.91%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	445,000	384,139
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	125,000	77,041
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	115,000	75,908
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	445,000	299,777
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	315,000	327,915
Comcast Corp.	6.05	5-15-2055	105,000	104,788
News Corp.144A	3.88	5-15-2029	490,000	464,715
Sirius XM Radio LLC144A	4.00	7-15-2028	20,000	18,979
Time Warner Cable LLC	5.50	9-1-2041	255,000	224,737
				1,977,999
Telecommunications: 0.16%
AT&T, Inc.	3.55	9-15-2055	310,000	204,936
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	132,000	132,575
				337,511
Consumer, cyclical: 2.90%
Airlines: 1.05%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	382,133	371,074
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	285,000	279,864
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines(continued)
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25%	11-15-2032	$91,171	$86,029
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	51,165	47,784
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	665,000	662,424
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	604,800	606,188
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	127,964	127,340
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	95,531	95,625
				2,276,328
Auto manufacturers: 0.45%
Ford Motor Co.	3.25	2-12-2032	260,000	214,554
Ford Motor Co.	6.10	8-19-2032	135,000	131,862
Ford Motor Credit Co. LLC	4.00	11-13-2030	215,000	191,470
General Motors Financial Co., Inc.	5.85	4-6-2030	205,000	209,404
Hyundai Capital America144A	1.30	1-8-2026	100,000	97,879
Hyundai Capital America144A	5.30	3-19-2027	80,000	80,534
Hyundai Capital America144A	5.65	6-26-2026	45,000	45,401
				971,104
Auto parts & equipment: 0.01%
Adient Global Holdings Ltd.144A	7.00	4-15-2028	15,000	15,331
Entertainment: 0.32%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	22,000	22,429
Warnermedia Holdings, Inc.	4.28	3-15-2032	345,000	292,757
Warnermedia Holdings, Inc.	5.14	3-15-2052	585,000	379,231
				694,417
Home builders: 0.01%
LGI Homes, Inc.144A	8.75	12-15-2028	15,000	15,437
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	30,000	28,183
Leisure time: 0.17%
Sabre Global, Inc.144A	10.75	11-15-2029	360,000	367,200
Lodging: 0.31%
Las Vegas Sands Corp.	5.63	6-15-2028	170,000	170,384
Las Vegas Sands Corp.	6.00	6-14-2030	215,000	217,330
Las Vegas Sands Corp.	6.20	8-15-2034	280,000	277,683
				665,397
Retail: 0.24%
FirstCash, Inc.144A	6.88	3-1-2032	22,000	22,550
Group 1 Automotive, Inc.144A	6.38	1-15-2030	10,000	10,184
Kohl’s Corp.	5.13	5-1-2031	87,000	55,338
See accompanying notes to portfolio of investments
4 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Macy’s Retail Holdings LLC144A	5.88%	3-15-2030	$140,000	$133,613
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	25,000	23,159
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	105,000	101,333
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	20,000	20,319
Sonic Automotive, Inc.144A	4.63	11-15-2029	152,000	145,196
				511,692
Toys/games/hobbies: 0.33%
Hasbro, Inc.	6.05	5-14-2034	336,000	340,494
Mattel, Inc.144A	5.88	12-15-2027	385,000	386,347
				726,841
Consumer, non-cyclical: 1.87%
Agriculture: 0.27%
BAT Capital Corp.	4.76	9-6-2049	120,000	96,339
BAT Capital Corp.	5.63	8-15-2035	225,000	225,438
BAT Capital Corp.	6.25	8-15-2055	260,000	256,256
				578,033
Biotechnology: 0.22%
Biogen, Inc.	5.75	5-15-2035	270,000	271,818
Biogen, Inc.	6.45	5-15-2055	215,000	215,072
				486,890
Commercial services: 0.42%
Ashtead Capital, Inc.144A	5.55	5-30-2033	200,000	198,068
Block, Inc.	3.50	6-1-2031	20,000	18,072
CoreCivic, Inc.	8.25	4-15-2029	100,000	105,693
GEO Group, Inc.	8.63	4-15-2029	70,000	73,890
Global Payments, Inc.	4.88	3-17-2031	100,000	119,520
Global Payments, Inc.	5.95	8-15-2052	235,000	218,369
Service Corp. International	5.75	10-15-2032	30,000	29,812
United Rentals North America, Inc.	3.88	2-15-2031	10,000	9,227
Upbound Group, Inc.144A	6.38	2-15-2029	140,000	133,955
				906,606
Food: 0.31%
Mars, Inc.144A	5.20	3-1-2035	370,000	368,612
Mars, Inc.144A	5.70	5-1-2055	295,000	286,180
U.S. Foods, Inc.144A	5.75	4-15-2033	13,000	12,771
				667,563
Healthcare-services: 0.40%
DaVita, Inc.144A	6.88	9-1-2032	160,000	162,535
HCA, Inc.	5.95	9-15-2054	235,000	221,640
Highmark, Inc.144A	2.55	5-10-2031	270,000	228,968
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	23,000	22,265
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Tenet Healthcare Corp.	6.75%	5-15-2031	$16,000	$16,481
UnitedHealth Group, Inc.	5.05	4-15-2053	240,000	206,280
				858,169
Household products/wares: 0.02%
Central Garden & Pet Co.	4.13	10-15-2030	45,000	41,615
Pharmaceuticals: 0.23%
AbbVie, Inc.	5.60	3-15-2055	155,000	151,131
Viatris, Inc.	3.85	6-22-2040	235,000	167,049
Viatris, Inc.	4.00	6-22-2050	300,000	191,963
				510,143
Energy: 1.70%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	18,000	16,967
Oil & gas: 0.88%
APA Corp.144A	5.25	2-1-2042	133,000	103,001
BP Capital Markets America, Inc.	5.23	11-17-2034	610,000	607,376
ConocoPhillips Co.	5.50	1-15-2055	495,000	456,383
ConocoPhillips Co.	5.65	1-15-2065	80,000	73,684
Coterra Energy, Inc.	5.40	2-15-2035	155,000	150,303
Coterra Energy, Inc.	5.90	2-15-2055	95,000	85,638
Devon Energy Corp.	5.25	10-15-2027	10,000	10,004
Expand Energy Corp.	5.38	3-15-2030	245,000	243,669
Occidental Petroleum Corp.	6.05	10-1-2054	85,000	73,882
Occidental Petroleum Corp.	6.13	1-1-2031	95,000	96,717
				1,900,657
Oil & gas services: 0.11%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	245,000	236,660
Pipelines: 0.70%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	140,000	146,746
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	47,000	46,882
Enterprise Products Operating LLC	5.55	2-16-2055	240,000	223,937
Hess Midstream Operations LP144A	5.50	10-15-2030	21,000	20,763
Kinetik Holdings LP144A	5.88	6-15-2030	27,000	26,840
Prairie Acquiror LP144A	9.00	8-1-2029	140,000	142,322
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	325,000	322,267
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	460,000	440,766
Venture Global LNG, Inc.144A	9.50	2-1-2029	140,000	149,680
				1,520,203
See accompanying notes to portfolio of investments
6 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 6.22%
Banks: 3.10%
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52%	10-25-2035	$475,000	$466,249
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	220,000	215,567
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	125,000	123,324
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	200,000	203,170
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	130,000	111,868
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	200,000	198,305
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	335,000	311,573
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	345,000	349,091
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	135,000	137,737
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	400,000	398,371
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	215,000	217,457
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	170,000	165,877
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	275,000	236,786
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	145,000	146,440
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	240,000	200,565
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	165,000	167,303
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	285,000	271,551
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	205,000	207,471
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	250,000	254,083
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	370,000	390,031
Santander Holdings USA, Inc. (U.S. SOFR+1.88%)±	5.74	3-20-2031	320,000	323,322
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	265,000	291,739
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	125,000	127,341
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	765,000	789,909
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	170,000	152,477
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	265,000	232,521
				6,690,128
Diversified financial services: 0.46%
Aircastle Ltd.144A	5.95	2-15-2029	355,000	364,199
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	410,000	408,133
Computershare U.S., Inc.	1.13	10-7-2031	165,000	161,966
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	30,000	31,340
PRA Group, Inc.144A	5.00	10-1-2029	20,000	17,941
United Wholesale Mortgage LLC144A	5.50	4-15-2029	23,000	22,018
				1,005,597
Insurance: 1.71%
200 Park Funding Trust144A	5.74	2-15-2055	580,000	559,317
Cincinnati Financial Corp.	6.13	11-1-2034	140,000	147,532
Essent Group Ltd.	6.25	7-1-2029	190,000	195,857
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	310,000	250,391
Jackson Financial, Inc.	4.00	11-23-2051	300,000	198,054
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	270,000	267,586
New York Life Insurance Co.144A	5.88	5-15-2033	290,000	300,918
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
NMI Holdings, Inc.	6.00%	8-15-2029	$140,000	$142,090
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	520,000	344,088
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	165,000	169,714
Omnis Funding Trust144A%%	6.72	5-15-2055	430,000	432,653
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	170,000	157,171
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	55,000	52,844
RGA Global Funding144A	5.05	12-6-2031	205,000	202,473
Transatlantic Holdings, Inc.	8.00	11-30-2039	145,000	175,576
Unum Group144A	4.05	8-15-2041	125,000	97,432
				3,693,696
Investment Companies: 0.17%
Ares Capital Corp. BDC	2.88	6-15-2028	110,000	102,706
Ares Capital Corp. BDC%%	5.50	9-1-2030	275,000	272,857
				375,563
REITs: 0.78%
Brandywine Operating Partnership LP	8.30	3-15-2028	140,000	146,776
Brandywine Operating Partnership LP	8.88	4-12-2029	18,000	19,168
EPR Properties	3.60	11-15-2031	145,000	129,399
Essential Properties LP	2.95	7-15-2031	380,000	332,428
Iron Mountain, Inc.144A	4.50	2-15-2031	75,000	70,275
Iron Mountain, Inc.144A	5.25	3-15-2028	20,000	19,781
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	14,000	14,519
Omega Healthcare Investors, Inc.	3.63	10-1-2029	200,000	188,179
Piedmont Operating Partnership LP	2.75	4-1-2032	55,000	44,211
Piedmont Operating Partnership LP	9.25	7-20-2028	170,000	187,728
Sabra Health Care LP	5.13	8-15-2026	290,000	289,565
Starwood Property Trust, Inc.144A	6.50	7-1-2030	81,000	82,150
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	200,000	159,189
				1,683,368
Industrial: 1.21%
Aerospace/defense: 0.41%
Boeing Co.	5.81	5-1-2050	165,000	154,511
Boeing Co.	6.86	5-1-2054	140,000	149,311
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	510,000	563,175
TransDigm, Inc.144A	6.63	3-1-2032	23,000	23,495
				890,492
Building materials: 0.14%
Builders FirstSource, Inc.144A	6.38	3-1-2034	28,000	27,897
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	140,000	123,900
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	25,000	25,253
See accompanying notes to portfolio of investments
8 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials(continued)
Quikrete Holdings, Inc.144A	6.38%	3-1-2032	$110,000	$111,777
Standard Industries, Inc.144A	5.00	2-15-2027	15,000	14,898
				303,725
Electrical components & equipment: 0.01%
WESCO Distribution, Inc.144A	6.63	3-15-2032	30,000	30,712
Environmental control: 0.01%
Clean Harbors, Inc.144A	6.38	2-1-2031	12,000	12,211
Machinery-diversified: 0.01%
Chart Industries, Inc.144A	7.50	1-1-2030	15,000	15,657
Packaging & containers: 0.07%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	140,000	140,345
Ball Corp.	2.88	8-15-2030	15,000	13,294
				153,639
Transportation: 0.21%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	17,000	17,266
United Parcel Service, Inc.	5.95	5-14-2055	215,000	213,966
United Parcel Service, Inc.	6.05	5-14-2065	215,000	213,661
				444,893
Trucking & leasing: 0.35%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	670,000	684,910
GATX Corp.	6.05	6-5-2054	85,000	82,739
				767,649
Technology: 1.14%
Computers: 0.42%
Booz Allen Hamilton, Inc.	5.95	4-15-2035	330,000	326,544
Insight Enterprises, Inc.144A	6.63	5-15-2032	16,000	16,303
Kyndryl Holdings, Inc.	2.05	10-15-2026	85,000	81,974
NetApp, Inc.	5.70	3-17-2035	455,000	457,289
Seagate HDD Cayman	9.63	12-1-2032	20,000	22,700
				904,810
Semiconductors: 0.59%
Entegris, Inc.144A	4.75	4-15-2029	170,000	165,065
Entegris, Inc.144A	5.95	6-15-2030	27,000	27,015
Foundry JV Holdco LLC144A	6.20	1-25-2037	690,000	705,178
Intel Corp.	3.25	11-15-2049	120,000	73,079
Micron Technology, Inc.	6.05	11-1-2035	305,000	311,012
				1,281,349
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software: 0.13%
Cloud Software Group, Inc.144A	8.25%	6-30-2032		$200,000	$210,295
Oracle Corp.	3.85	4-1-2060		90,000	59,882
					270,177
Utilities: 1.59%
Electric: 1.49%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		15,000	15,119
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055		215,000	215,251
Duke Energy Corp.	3.85	6-15-2034		165,000	186,902
Duke Energy Indiana LLC	5.40	4-1-2053		180,000	166,081
Entergy Mississippi LLC	5.80	4-15-2055		135,000	130,531
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		30,000	30,671
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055		210,000	207,864
PG&E Corp.	5.25	7-1-2030		23,000	22,316
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		528,000	517,025
PSEG Power LLC144A	5.75	5-15-2035		265,000	266,902
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055		230,000	216,423
Southern California Edison Co.	3.65	2-1-2050		35,000	22,672
Southern California Edison Co.	5.75	4-15-2054		190,000	166,905
Southern California Edison Co.	5.90	3-1-2055		415,000	372,643
Southwestern Public Service Co.	6.00	6-1-2054		115,000	112,681
Vistra Operations Co. LLC144A	3.70	1-30-2027		555,000	544,616
Vistra Operations Co. LLC144A	7.75	10-15-2031		20,000	21,207
					3,215,809
Gas: 0.10%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		210,000	219,390
Total corporate bonds and notes (Cost $39,383,873)					39,516,436
Foreign corporate bonds and notes: 3.43%
Communications: 0.86%
Internet: 0.12%
United Group BV144A	6.50	10-31-2031	EUR	215,000	251,390
Media: 0.04%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	105,000	91,801
Telecommunications: 0.70%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	143,961
Eutelsat SA	1.50	10-13-2028	EUR	100,000	97,690
Fibercop SpA	1.63	1-18-2029	EUR	130,000	137,249
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	118,349
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	215,000	244,122
Tele2 AB	0.75	3-23-2031	EUR	200,000	202,101
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	240,827
See accompanying notes to portfolio of investments
10 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Telecommunications(continued)
VMED O2 U.K. Financing I PLC	5.63%	4-15-2032	EUR	150,000	$175,643
Zegona Finance PLC144A	6.75	7-15-2029	EUR	125,000	150,802
					1,510,744
Consumer, cyclical: 0.19%
Entertainment: 0.07%
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	125,000	148,354
Leisure time: 0.06%
TUI AG	5.88	3-15-2029	EUR	110,000	129,895
Lodging: 0.06%
AccorInvest Group SA	5.50	11-15-2031	EUR	120,000	137,497
Consumer, non-cyclical: 0.66%
Agriculture: 0.05%
BAT International Finance PLC	2.25	1-16-2030	EUR	100,000	109,600
Commercial services: 0.37%
Nexi SpA	2.13	4-30-2029	EUR	150,000	163,880
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	290,000	336,144
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	160,165
Verisure Holding AB	5.50	5-15-2030	EUR	120,000	141,767
					801,956
Food: 0.19%
Iceland Bondco PLC	10.88	12-15-2027	GBP	155,000	221,370
Market Bidco Finco PLC	5.50	11-4-2027	GBP	140,000	183,477
					404,847
Healthcare-services: 0.05%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	100,000	122,118
Energy: 0.15%
Oil & gas: 0.15%
Aker BP ASA	1.13	5-12-2029	EUR	100,000	105,279
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	200,000	210,303
					315,582
Financial: 0.89%
Banks: 0.73%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	224,269
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	233,937
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	121,423
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	121,300
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00%	9-5-2030	EUR	100,000	$120,971
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	249,570
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	225,830
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	100,000	121,823
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	125,000	159,978
					1,579,101
Insurance: 0.06%
AXA SA	3.63	1-10-2033	EUR	100,000	118,079
Real estate: 0.10%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	200,000	220,524
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	219,877
Industrial: 0.07%
Packaging & containers: 0.07%
OI European Group BV	6.25	5-15-2028	EUR	130,000	152,575
Technology: 0.13%
Computers: 0.13%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	157,321
Teleperformance SE	5.75	11-22-2031	EUR	100,000	123,015
					280,336
Utilities: 0.38%
Electric: 0.21%
Enel Finance International NV	4.00	2-20-2031	EUR	180,000	213,483
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	117,533
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	127,681
					458,697
Gas: 0.08%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	160,641
Water: 0.09%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	165,000	193,964
Total foreign corporate bonds and notes (Cost $6,723,700)					7,407,578
Foreign government bonds: 2.56%
Brazil: 0.69%
Brazil	10.00	1-1-2027	BRL	9,000,000	1,488,409
See accompanying notes to portfolio of investments
12 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Colombia: 0.25%
Colombia TES	7.75%	9-18-2030	COP	2,600,000,000	$540,681
Indonesia: 0.22%
Indonesia	6.88	4-15-2029	IDR	7,750,000,000	481,561
South Africa: 0.25%
Republic of South Africa	8.00	1-31-2030	ZAR	9,920,000	537,249
United Kingdom: 1.15%
U.K. Gilts	4.38	3-7-2030	GBP	850,000	1,155,306
U.K. Gilts	4.50	3-7-2035	GBP	1,000,000	1,329,429
					2,484,735
Total foreign government bonds (Cost $5,471,815)					5,532,635

	Shares
Investment companies: 0.16%
Exchange-traded funds: 0.16%
SPDR Portfolio High Yield Bond ETF	14,268	335,298
Total investment companies (Cost $333,813)		335,298

			Principal
Loans: 0.29%
Communications: 0.08%
Telecommunications: 0.08%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	$170,000	168,135
Consumer, cyclical: 0.11%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	15,000	14,988
Retail: 0.10%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	235,000	217,248
Financial: 0.10%
Insurance: 0.10%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	235,000	226,481
Total loans (Cost $643,685)				626,852
Non-agency mortgage-backed securities: 6.01%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	921,222	920,903
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	947,559	950,264
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,126,850	981,568
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	965,131	966,229
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	1,000,000	1,018,503
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	135,000	125,072
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 13

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85%	9-25-2057	$826,890	$796,638
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.93	12-15-2039	200,000	198,750
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	1,246,549	1,280,360
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,007,297
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,172,452
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.39	1-15-2036	225,000	218,391
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	187,788	188,396
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	949,753	955,542
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,012,620
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	229,461
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	763,143
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	199,016
Total non-agency mortgage-backed securities (Cost $13,007,468)				12,984,605
U.S. Treasury securities: 14.38%
U.S. Treasury Bonds##	4.13	8-15-2044	9,220,000	8,285,395
U.S. Treasury Bonds	4.63	11-15-2044	360,000	345,769
U.S. Treasury Bonds	4.63	2-15-2055	6,930,000	6,609,487
U.S. Treasury Bonds	4.75	2-15-2045	10,000	9,761
U.S. Treasury Notes	3.88	4-30-2030	4,595,000	4,576,692
U.S. Treasury Notes	4.00	3-31-2030	6,550,000	6,561,258
U.S. Treasury Notes%%	4.13	5-31-2032	2,520,000	2,510,156
U.S. Treasury Notes	4.25	5-15-2035	2,210,000	2,185,137
Total U.S. Treasury securities (Cost $31,012,071)				31,083,655
Yankee corporate bonds and notes: 9.34%
Basic materials: 0.40%
Chemicals: 0.17%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	200,000	174,013
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	200,000	201,300
				375,313
Mining: 0.23%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	65,000	70,282
Rio Tinto Finance USA PLC	5.75	3-14-2055	440,000	427,780
				498,062
Communications: 0.17%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	31,000	28,624
Telecommunications: 0.16%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	200,000	175,510
See accompanying notes to portfolio of investments
14 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Nokia Oyj	6.63%	5-15-2039	$120,000	$122,049
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	46,000	46,067
				343,626
Consumer, cyclical: 0.74%
Airlines: 0.05%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	105,000	110,512
Auto manufacturers: 0.11%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	225,000	223,008
Leisure time: 0.58%
Carnival Corp.144A	6.13	2-15-2033	670,000	671,655
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	550,000	551,974
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	30,000	30,405
				1,254,034
Consumer, non-cyclical: 0.30%
Agriculture: 0.16%
Japan Tobacco, Inc.144A	5.85	6-15-2035	330,000	340,250
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	22,000	21,961
Pharmaceuticals: 0.13%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	240,000	219,977
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	50,000	55,620
				275,597
Energy: 1.50%
Oil & gas: 1.26%
Aker BP ASA144A	5.13	10-1-2034	475,000	445,502
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	230,000	231,399
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	555,000	532,659
Eni SpA144A	5.95	5-15-2054	510,000	477,258
Saudi Arabian Oil Co.144A%%	5.38	6-2-2035	210,000	209,490
Saudi Arabian Oil Co.144A%%	6.38	6-2-2055	255,000	249,900
TotalEnergies Capital SA	5.43	9-10-2064	405,000	367,390
Var Energi ASA144A	6.50	5-22-2035	200,000	201,900
				2,715,498
Pipelines: 0.24%
Enbridge, Inc.	5.95	4-5-2054	245,000	234,811
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	25,000	25,882
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 15

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75%	7-15-2080	$195,000	$188,387
Northriver Midstream Finance LP144A	6.75	7-15-2032	76,000	76,694
				525,774
Financial: 5.05%
Banks: 3.59%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	200,000	195,306
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	200,000	187,985
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	200,000	204,235
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	525,000	531,665
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	525,000	529,541
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	225,000	225,494
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	200,000	208,049
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	455,000	452,384
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	545,000	523,057
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	265,000	267,326
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	350,000	360,655
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	700,000	694,781
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	200,469
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.27%)±	5.62	4-24-2036	290,000	294,558
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	300,000	261,079
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	735,000	737,856
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	400,000	407,722
NatWest Markets PLC144A	1.60	9-29-2026	200,000	192,404
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	400,000	384,840
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	215,000	214,838
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	78,021
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	350,000	313,318
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	305,000	304,105
				7,769,688
Diversified financial services: 0.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	195,000	188,993
See accompanying notes to portfolio of investments
16 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95%	3-10-2055	$150,000	$153,856
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	110,000	103,380
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	75,000	74,452
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	145,000	144,585
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	140,000	142,543
Macquarie AirFinance Holdings Ltd.144A	6.50	3-26-2031	15,000	15,590
				823,399
Insurance: 1.08%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	600,000	617,284
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	700,000	694,801
Intact Financial Corp.144A	5.46	9-22-2032	435,000	434,851
Meiji Yasuda Life Insurance Co. (5 Year Treasury Constant Maturity+2.91%)144A±	6.10	6-11-2055	310,000	304,454
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	130,000	131,956
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	140,000	141,053
				2,324,399
Government securities: 0.25%
Multi-national: 0.25%
African Export-Import Bank144A	3.80	5-17-2031	400,000	351,296
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	195,384
				546,680
Industrial: 0.14%
Electronics: 0.01%
Sensata Technologies BV144A	5.88	9-1-2030	23,000	22,746
Engineering & construction: 0.04%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	75,000	78,548
Trucking & leasing: 0.09%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	200,000	203,516
Utilities: 0.79%
Electric: 0.79%
Comision Federal de Electricidad144A	3.35	2-9-2031	400,000	345,135
Comision Federal de Electricidad144A	3.88	7-26-2033	400,000	332,175
Electricite de France SA144A	5.75	1-13-2035	525,000	530,298
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	490,000	492,407
				1,700,015
Total yankee corporate bonds and notes (Cost $20,081,759)				20,181,250
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 17

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 0.96%
Argentina: 0.03%
Argentinaøø	0.75%	7-9-2030	$44,000	$34,452
Argentinaøø	4.13	7-9-2035	35,000	23,503
				57,955
Bermuda: 0.06%
Bermuda144A	3.38	8-20-2050	200,000	127,094
Dominican Republic: 0.09%
Dominican Republic144A	4.88	9-23-2032	200,000	182,180
Israel: 0.16%
Israel	5.75	3-12-2054	400,000	354,688
Ivory Coast: 0.09%
Ivory Coast144A	8.25	1-30-2037	200,000	188,518
Mexico: 0.21%
Mexico	4.75	3-8-2044	80,000	60,252
Mexico	6.00	5-7-2036	200,000	191,370
Mexico	6.35	2-9-2035	210,000	209,189
				460,811
Panama: 0.32%
Panama	4.50	5-15-2047	200,000	130,770
Panama	4.50	1-19-2063	630,000	378,850
Panama	6.40	2-14-2035	200,000	188,060
				697,680
Total yankee government bonds (Cost $2,053,565)				2,068,926

	Yield	Shares
Short-term investments: 7.43%
Investment companies: 4.43%
Allspring Government Money Market Fund Select Class♠∞##	4.23	9,576,949	9,576,949

				Principal
U.S. Treasury securities: 3.00%
U.S. Treasury Bills☼		3.97	7-3-2025	$6,500,000	6,476,391
Total short-term investments (Cost $16,053,356)					16,053,340
Total investments in securities (Cost $228,022,968)	105.86%				228,786,574
Other assets and liabilities, net	(5.86)				(12,662,499)
Total net assets	100.00%				$216,124,075

See accompanying notes to portfolio of investments
18 | Allspring Core Plus ETF

Portfolio of investments—May 31, 2025 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$147,049,541	$(137,472,592)	$0	$0	$9,576,949	9,576,949	$366,985
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	698,268	AUD	1,110,000	Morgan Stanley, Inc.	6-30-2025	$0	$(17,515)
AUD	1,110,000	USD	668,449	Morgan Stanley, Inc.	6-30-2025	47,334	0
USD	1,600,573	BRL	9,275,000	Morgan Stanley, Inc.	6-30-2025	0	(10,884)
USD	7,216,071	EUR	6,645,000	Morgan Stanley, Inc.	6-30-2025	0	(342,071)
EUR	300,000	USD	324,902	Morgan Stanley, Inc.	6-30-2025	16,324	0
EUR	420,000	USD	480,565	Morgan Stanley, Inc.	6-30-2025	0	(2,850)
USD	3,206,275	GBP	2,482,000	Morgan Stanley, Inc.	6-30-2025	0	(138,270)
JPY	80,000,000	USD	566,514	Morgan Stanley, Inc.	6-30-2025	0	(8,853)
USD	518,316	ZAR	9,500,000	Morgan Stanley, Inc.	6-30-2025	0	(8,924)
						$63,658	$(529,367)
See accompanying notes to portfolio of investments
Allspring Core Plus ETF | 19

Portfolio of investments—May 31, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	155	9-30-2025	$32,122,749	$32,152,813	$30,064	$0
5-Year U.S. Treasury Notes	122	9-30-2025	13,161,898	13,198,875	36,977	0
Short
10-Year Euro BUND Index	(15)	6-6-2025	(2,237,948)	(2,234,736)	3,212	0
2-Year Euro SCHATZ	(4)	6-6-2025	(486,330)	(487,540)	0	(1,210)
5-Year Euro-BOBL Futures	(15)	6-6-2025	(2,023,226)	(2,029,163)	0	(5,937)
Ultra Long Term U.S. Treasury Bond	(2)	9-19-2025	(231,796)	(232,125)	0	(329)
					$70,253	$(7,476)
See accompanying notes to portfolio of investments
20 | Allspring Core Plus ETF

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and
Allspring Core Plus ETF | 21

Notes to portfolio of investments—May 31, 2025 (unaudited)
marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
22 | Allspring Core Plus ETF

Notes to portfolio of investments—May 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$71,785,520	$0	$71,785,520
Asset-backed securities	0	21,210,479	0	21,210,479
Corporate bonds and notes	0	39,516,436	0	39,516,436
Foreign corporate bonds and notes	0	7,407,578	0	7,407,578
Foreign government bonds	0	5,532,635	0	5,532,635
Investment companies	335,298	0	0	335,298
Loans	0	626,852	0	626,852
Non-agency mortgage-backed securities	0	12,984,605	0	12,984,605
U.S. Treasury securities	31,083,655	0	0	31,083,655
Yankee corporate bonds and notes	0	20,181,250	0	20,181,250
Yankee government bonds	0	2,068,926	0	2,068,926
Short-term investments
Investment companies	9,576,949	0	0	9,576,949
U.S. Treasury securities	6,476,391	0	0	6,476,391
	47,472,293	181,314,281	0	228,786,574
Forward foreign currency contracts	0	63,658	0	63,658
Futures contracts	70,253	0	0	70,253
Total assets	$47,542,546	$181,377,939	$0	$228,920,485
Liabilities
Forward foreign currency contracts	$0	$529,367	$0	$529,367
Futures contracts	7,476	0	0	7,476
Total liabilities	$7,476	$529,367	$0	$536,843
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $475,000 was segregated as cash collateral for these open futures contracts. The Fund also had $260,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Core Plus ETF | 23